Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary Of Unused Tax Credit Carryforwards
As of December 31, 2020, the amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	Total		December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029	December 31, 2030
Tax credit carryforwards	~~W~~	230,768	10,278	48,578	48,293	82,707	40,912

Details of Deferred Tax Assets and Liabilities
(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December 31, 2019		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020
Other accounts receivable, net	~~W~~	—	—	(4,364)	(13)	(4,364)	(13)
Inventories, net		89,522	60,539	—	—	89,522	60,539
Defined benefit liabilities, net			—	—	(35,617)	—	(35,617)
Investments in subsidiaries and associates		—	—	(20,015)	(79,301)	(20,015)	(79,301)
Accrued expenses		131,196	123,106	—	—	131,196	123,106
Property, plant and equipment		691,599	669,449	(21,690)	(63,971)	669,909	605,478
Intangible assets		21,886	19,469	(10,759)	(8,000)	11,127	11,469
Provisions		59,875	63,943	(4,446)	—	55,429	63,943
Other temporary differences		137,667	173,166	(328)	(3,601)	137,339	169,565
Tax loss carryforwards		607,432	953,209	—	—	607,432	953,209
Tax credit carryforwards		38,337	391,769	—	—	38,337	391,769

Deferred tax assets (liabilities)	~~W~~	1,777,514	2,454,650	(61,602)	(190,503)	1,715,912	2,264,147

Changes in Deferred Tax Assets and Liabilities
(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)	January 1, 2019		Profit or loss	Other comprehensive loss	December 31, 2019	Profit or loss	Other comprehensive loss	December 31, 2020
Other accounts receivable, net	~~W~~	(1,013)	(3,351)	—	(4,364)	4,351	—	(13)
Inventories, net		60,606	28,916	—	89,522	(28,983)	—	60,539
Defined benefit liabilities, net		—	35,235	(35,235)	—	2,415	(38,032)	(35,617)
Subsidiaries and associates		13,404	(33,419)	—	(20,015)	(59,286)	—	(79,301)
Accrued expenses		126,072	5,124	—	131,196	(8,090)	—	123,106
Property, plant and equipment		444,226	225,683	—	669,909	(64,431)	—	605,478
Intangible assets		(11,120)	22,247	—	11,127	342	—	11,469
Provisions		32,468	22,961	—	55,429	8,514	—	63,943
Gain or loss on foreign currency translation, net		13	(13)	—	—	—	—	—
Other temporary differences		13,185	124,154	—	137,339	32,226	—	169,565
Tax loss carryforwards		134,845	472,587	—	607,432	345,777	—	953,209
Tax credit carryforwards		308,393	(270,056)	—	38,337	353,432	—	391,769

Deferred tax assets (liabilities)	~~W~~	1,121,079	630,068	(35,235)	1,715,912	586,267	(38,032)	2,264,147